THE ALGER PORTFOLIOS
360 Park Avenue South
New York, New York  10010

February 6, 2017

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C.  20549

Re:	The Alger Portfolios (File Nos.: 811-5550, 33-21722)
Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of The Alger Portfolios (the “Trust”), transmitted for filing pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “Securities Act”), is Post-Effective Amendment No. 53 (the “Amendment”) under the Securities Act to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed to reflect the addition of Weatherbie Capital, LLC as a sub-adviser with respect to Alger SMid Cap Growth Portfolio.

We also note that the Amendment incorporates certain Staff comments, to the extent applicable, that Fred Alger Management, Inc. has received recently in connection with other filings for each of The Alger Funds, The Alger Institutional Funds, and The Alger Funds II.

The Trust intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act prior to the effective date of the Amendment in order to update all of the financial information included in the Amendment, to file the consent of the Trust’s independent registered public accounting firm, and to make certain other revisions.

Should members of the Staff have any questions or comments regarding the Amendment, they should call me at 212.806.8833 or lmoss@alger.com

Very truly yours,

/s/ Lisa A. Moss
Lisa A. Moss

cc: Hal Liebes, Esq.